SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	9 Months Ended
	Nov. 10, 2016	Sep. 30, 2016	Sep. 30, 2016	Aug. 06, 2016
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock			$ 130,000
Non Public Offering [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1,300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				130,000
Subsequent Event [Member] | Non Public Offering [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	800,000
Proceeds from Issuance of Common Stock	$ 80,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	80,000